WARRANT DERIVATIVE LIABILITY (Details) - Summary of warrant derivative $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($) shares
Summary of warrant derivative [Abstract]
Number of Warrants Outstanding, Beginning | shares	18,955,281
Fair Value of Warrant Derivative, Beginning | $	$ 4,930
Items that were classified to net loss:
Number of Warrants Outstanding, Change in fair value | shares
Fair Value of Warrant Derivative, Change in fair value | $	$ (4,667)
Number of Warrants Outstanding, Ending | shares	18,508,904
Fair Value of Warrant Derivative, Ending | $	$ 263
Number of Warrants Outstanding, Expired | shares	(446,377)
Fair Value of Warrant Derivative, Expired | $